Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—92.9%
Agency—92.9%
Federal Home Loan Mortgage Corp.
Pool #WV0004 (1 month LIBOR + 0.330%) 0.486%, 1/1/30(1)	$13,950	$13,950
Pool #RD5039 2.000%, 10/1/30	3,126	3,253
Pool #RD5041 2.500%, 10/1/30	1,554	1,629
Pool #G15762 3.000%, 1/1/31	2,708	2,933
Pool #848744 (12 month LIBOR + 1.789%) 3.558%, 5/1/34(1)	5,500	5,774
Pool #848736 (12 month LIBOR + 1.750%) 3.489%, 5/1/35(1)	8,794	9,231
Pool #848747 (12 month LIBOR + 1.865%) 3.367%, 7/1/36(1)	4,871	5,143
Pool #1Q1195 (12 month LIBOR + 1.612%) 3.174%, 5/1/37(1)	3,474	3,638
Pool #848796 (12 month LIBOR + 1.828%) 3.627%, 5/1/37(1)	8,878	9,366
Pool #1Q1420 (12 month LIBOR + 1.870%) 3.330%, 9/1/39(1)	3,812	4,030
Pool #2B3257 (12 month LIBOR + 1.630%) 3.169%, 10/1/44(1)	3,270	3,415
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
KF06, A (1 month LIBOR + 0.330%) 0.487%, 11/25/21(1)	970	968
KS05, A (1 month LIBOR + 0.500%) 0.657%, 1/25/23(1)	5,674	5,659
KF15, A (1 month LIBOR + 0.670%) 0.827%, 2/25/23(1)	2,322	2,318
KF22, A (1 month LIBOR + 0.500%) 0.657%, 7/25/23(1)	1,533	1,534
KF29, A (1 month LIBOR + 0.360%) 0.517%, 2/25/24(1)	14,710	14,758
KF31, A (1 month LIBOR + 0.370%) 0.527%, 4/25/24(1)	4,936	4,953
KF32, A (1 month LIBOR + 0.370%) 0.527%, 5/25/24(1)	3,214	3,217
KJ27, A1 2.092%, 7/25/24	3,712	3,827
KF36, A (1 month LIBOR + 0.340%) 0.497%, 8/25/24(1)	7,117	7,116
KF34, A (1 month LIBOR + 0.360%) 0.517%, 8/25/24(1)	3,879	3,886
KF39, A (1 month LIBOR + 0.320%) 0.477%, 11/25/24(1)	6,750	6,753
KL3W, AFLW (1 month LIBOR + 0.450%) 0.607%, 8/25/25(1)	21,805	21,901
KF55, A (1 month LIBOR + 0.510%) 0.667%, 11/25/25(1)	8,307	8,360
KF16, A (1 month LIBOR + 0.630%) 0.787%, 3/25/26(1)	2,079	2,077
KF74, AS (SOFRRATE + 0.530%) 0.636%, 1/25/27(1)	17,569	17,601
KF30, A (1 month LIBOR + 0.370%) 0.527%, 3/25/27(1)	3,541	3,545
KF81, AS (SOFR30A + 0.400%) 0.506%, 6/25/27(1)	9,774	9,781
KF33, A (1 month LIBOR + 0.400%) 0.557%, 6/25/27(1)	1,986	1,987
	Par Value	Value
Agency—continued
KSKY, ATE (1 Month LIBOR + 0.360%) 0.517%, 8/25/27(1)	$11,000	$11,050
KS14, AL (1 month LIBOR + 0.340%) 0.497%, 4/25/30(1)	8,150	8,152
KF79, AS (SOFR30A + 0.580%) 0.686%, 5/25/30(1)	14,448	14,470
KF82, AS (SOFR30A + 0.420%) 0.526%, 6/25/30(1)	5,750	5,798
KF80, AS (SOFR30A + 0.510%) 0.616%, 6/25/30(1)	9,800	9,812
Federal Home Loan Mortgage Corp. REMIC
3990, UA 2.500%, 1/15/26	1,595	1,600
4224, KC 3.000%, 5/15/32	3,809	3,985
2781, FA (1 month LIBOR + 0.350%) 0.502%, 4/15/34(1)	4,719	4,703
2796, F (1 month LIBOR + 0.500%) 0.652%, 5/15/34(1)	2,905	2,931
4879, DF (1 month LIBOR + 0.400%) 0.552%, 8/15/34(1)	7,216	7,275
2980, FJ (1 month LIBOR + 0.300%) 0.452%, 11/15/34(1)	7,232	7,259
3107, FC (1 month LIBOR + 0.300%) 0.452%, 6/15/35(1)	6,154	6,169
4282, AD 2.500%, 2/15/36	85	85
3284, BF (1 month LIBOR + 0.300%) 0.452%, 3/15/37(1)	4,130	4,154
4664, CB 3.000%, 4/15/37	925	934
3828, EF (1 month LIBOR + 0.400%) 0.552%, 5/15/37(1)	219	219
4057, CF (1 month LIBOR + 0.450%) 0.602%, 4/15/39(1)	1,992	1,995
4323, CB 2.000%, 3/15/40	1,135	1,142
4387, JA 3.000%, 6/15/40	1,056	1,062
4048, GF (1 month LIBOR + 0.350%) 0.502%, 10/15/40(1)	6,413	6,423
3820, FA (1 month LIBOR + 0.350%) 0.502%, 3/15/41(1)	10,587	10,652
3990, GF (1 month LIBOR + 0.400%) 0.552%, 3/15/41(1)	4,812	4,826
3954, PF (1 month LIBOR + 0.500%) 0.652%, 7/15/41(1)	1,073	1,080
4547, A 3.000%, 12/15/41	2,415	2,492
4571, GA 3.000%, 1/15/42	1,896	1,953
4203, PF (1 month LIBOR + 0.250%) 0.402%, 9/15/42(1)	10,189	10,105
4136, EF (1 month LIBOR + 0.250%) 0.402%, 11/15/42(1)	4,014	4,015
4665, JG 3.500%, 12/15/42	549	554
4842, DA 4.000%, 2/15/43	356	357
4690, QA 3.500%, 5/15/44	2,018	2,063
4753, UA 3.000%, 8/15/45	5,991	6,192
See Notes to Schedule of Investments

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value
Agency—continued
4717, LA 3.000%, 11/15/45	$2,280	$2,366
Federal National Mortgage Association
Pool #AE0918 3.400%, 10/1/20(1)	48	48
Pool #AL4705 3.110%, 11/1/20(1)	217	217
Pool #AM1547 2.000%, 12/1/20	500	500
2016-M3, ASQ2 2.263%, 2/25/23	830	843
Pool #AN6411 2.520%, 4/1/23	716	745
2013-M10, AFL (1 month LIBOR + 0.300%) 0.475%, 6/25/23(1)	3,749	3,750
Pool #109518 (1 month LIBOR + 0.320%) 0.477%, 9/1/23(1)	17,020	17,015
Pool #109523 (1 month LIBOR + 0.320%) 0.477%, 9/1/23(1)	21,760	21,754
Pool #AN1582 (1 month LIBOR + 0.440%) 0.597%, 9/1/23(1)	14,220	14,200
2016-M9, FA (1 month LIBOR + 0.590%) 0.751%, 9/25/23(1)	6,224	6,241
Pool #BL0422 (1 month LIBOR + 0.370%) 0.527%, 11/1/23(1)	21,000	20,980
2016-M13, FA (1 month LIBOR + 0.670%) 0.850%, 11/25/23(1)	3,480	3,493
Pool #AN4300 (1 month LIBOR + 0.560%) 0.717%, 1/1/24(1)	13,779	13,744
Pool #AN4364 (1 month LIBOR + 0.590%) 0.747%, 1/1/24(1)	2,901	2,895
2017-M2, FA (1 month LIBOR + 0.530%) 0.710%, 2/25/24(1)	3,342	3,335
2017-M11, FA (1 month LIBOR + 0.470%) 0.650%, 9/25/24(1)	2,962	2,960
2017-M13, FA (1 month LIBOR + 0.400%) 0.580%, 10/25/24(1)	4,203	4,192
2015-M14, FA (1 month LIBOR + 0.620%) 0.795%, 10/25/25(1)	5,956	5,949
2015-M6, FA (1 month LIBOR + 0.300%) 0.475%, 1/25/26(1)	19,752	19,694
Pool #BL4613 (1 month LIBOR + 0.660%) 0.817%, 9/1/26(1)	8,700	8,666
Pool #BL5697 (1 month LIBOR + 0.650%) 0.807%, 2/1/30(1)	6,300	6,293
Pool #MA3929 3.000%, 2/1/30	8,224	8,660
Pool #BL7250 (1 month LIBOR + 0.590%) 0.747%, 6/1/30(1)	18,960	18,908
Pool #BQ2292 2.000%, 8/1/30	25,473	26,522
Pool #CA7127 2.000%, 9/1/30	14,788	15,401
Pool #MA4148 2.000%, 10/1/30	24,039	25,020
Pool #AD0064 (6 month LIBOR + 1.545%) 2.632%, 1/1/35(1)	2,137	2,208
Pool #MA2496 3.000%, 1/1/36	460	484
Pool #AL2202 (12 month LIBOR + 1.709%) 3.273%, 6/1/36(1)	2,271	2,377
Pool #AL0960 (12 month LIBOR + 1.689%) 3.111%, 7/1/37(1)	4,850	5,075
	Par Value	Value
Agency—continued
Pool #AL0270 (12 month LIBOR + 1.669%) 3.257%, 8/1/38(1)	$1,740	$1,823
Pool #AL6516 (12 month LIBOR + 1.753%) 3.417%, 4/1/40(1)	3,538	3,696
Pool #AL7812 (12 month LIBOR + 1.732%) 3.113%, 11/1/40(1)	5,944	6,192
Pool #AE0544 (12 month LIBOR + 1.738%) 3.582%, 11/1/40(1)	2,419	2,520
Pool #AL7477 (12 month LIBOR + 1.798%) 3.320%, 12/1/40(1)	3,124	3,266
Pool #AL0323 (12 month LIBOR + 1.819%) 3.046%, 6/1/41(1)	2,537	2,657
Pool #AL8796 (12 month LIBOR + 1.818%) 3.043%, 9/1/41(1)	8,162	8,539
Pool #AL1886 (12 month LIBOR + 1.755%) 3.298%, 6/1/42(1)	916	962
Pool #AL8872 (12 month LIBOR + 1.799%) 3.527%, 7/1/42(1)	12,219	12,778
Pool #BM4557 (12 month LIBOR + 1.760%) 3.502%, 5/1/45(1)	3,779	3,944
Pool #BO7214 (U.S. Treasury Yield Curve CMT 1 year + 1.525%) 2.448%, 7/1/47(1)	6,342	6,627
Pool #BO6296 (U.S. Treasury Yield Curve CMT 1 year + 1.525%) 3.000%, 7/1/47(1)	1,731	1,809
Pool #BM1805 (12 month LIBOR + 1.602%) 2.848%, 9/1/47(1)	17,378	18,107
Pool #CA4499 (12 month LIBOR + 1.600%) 2.682%, 9/1/48(1)	6,293	6,573
Pool #BM4556 (12 month LIBOR + 1.598%) 3.275%, 10/1/48(1)	8,167	8,496
Pool #BO7215 (U.S. Treasury Yield Curve CMT 1 year + 1.650%) 3.075%, 4/1/49(1)	1,833	1,913
Pool #BO7216 (U.S. Treasury Yield Curve CMT 1 year + 1.650%) 2.853%, 5/1/49(1)	854	892
Pool #BP5563 (12 month LIBOR + 1.600%) 2.586%, 4/1/50(1)	5,767	6,065
Federal National Mortgage Association REMIC
2019-56, GA 3.000%, 8/25/31	140	140
2011-62, LF (1 month LIBOR + 0.400%) 0.548%, 1/25/32(1)	8,681	8,729
2013-62, FQ (1 month LIBOR + 0.250%) 0.398%, 9/25/32(1)	5,580	5,614
2013-51, GB 1.500%, 10/25/32	1,753	1,788
2018-92, AF (1 month LIBOR + 0.400%) 0.548%, 5/25/33(1)	8,685	8,737
2005-17, FA (1 month LIBOR + 0.300%) 0.448%, 3/25/35(1)	6,859	6,864
2005-74, NA (1 month LIBOR + 0.420%) 0.568%, 5/25/35(1)	11,893	11,950
2005-58, KF (1 month LIBOR + 0.500%) 0.648%, 7/25/35(1)	4,591	4,637
2018-96, FC (1 month LIBOR + 0.450%) 0.598%, 10/25/35(1)	9,288	9,344
2006-31, FP (1 month LIBOR + 0.300%) 0.448%, 5/25/36(1)	4,360	4,363
2006-63, FD (1 month LIBOR + 0.450%) 0.598%, 7/25/36(1)	5,184	5,224

See Notes to Schedule of Investments

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value
Agency—continued
2006-113, NF (1 month LIBOR + 0.350%) 0.498%, 9/25/36(1)	$4,255	$4,267
2017-22, BA 3.500%, 10/25/37	4,886	4,947
2007-106, FN (1 month LIBOR + 0.590%) 0.738%, 11/25/37(1)	4,974	5,064
2011-104, FE (1 month LIBOR + 0.350%) 0.498%, 3/25/39(1)	2,200	2,203
2011-117, PF (1 month LIBOR + 0.350%) 0.498%, 7/25/39(1)	2,176	2,178
2011-144, PF (1 month LIBOR + 0.450%) 0.598%, 10/25/39(1)	1,203	1,205
2011-84, F (1 month LIBOR + 0.350%) 0.498%, 1/25/40(1)	651	651
2010-59, FC (1 month LIBOR + 1.000%) 1.148%, 1/25/40(1)	4,452	4,544
2011-101, FN (1 month LIBOR + 0.550%) 0.698%, 4/25/40(1)	587	589
2012-17, GF (1 month LIBOR + 0.450%) 0.598%, 7/25/40(1)	2,171	2,177
2010-137, WB 2.714%, 7/25/40(1)	1,878	1,947
2012-112, AP 2.000%, 9/25/40	10,535	10,667
2012-71, FP (1 month LIBOR + 0.350%) 0.498%, 3/25/41(1)	4,363	4,369
2012-17, EF (1 month LIBOR + 0.450%) 0.598%, 3/25/41(1)	2,444	2,454
2012-38, PF (1 month LIBOR + 0.400%) 0.548%, 9/25/41(1)	1,362	1,370
2016-2, LA 3.000%, 12/25/41	890	918
2016-21, BA 3.000%, 3/25/42	7,414	7,652
2012-133, FC (1 month LIBOR + 0.300%) 0.448%, 6/25/42(1)	2,501	2,491
2012-99, LA 3.500%, 6/25/42	1,128	1,148
2013-34, PF (1 month LIBOR + 0.350%) 0.498%, 8/25/42(1)	7,060	7,015
2017-18, CA 3.000%, 1/25/43	948	975
2013-58, FY (1 month LIBOR + 0.250%) 0.398%, 2/25/43(1)	4,245	4,242
2016-36, FB (1 month LIBOR + 0.500%) 0.648%, 3/25/43(1)	1,338	1,343
2017-33, DA 3.500%, 7/25/43	4,744	4,905
2017-104, PA 3.000%, 2/25/46	13,167	13,653
2019-37, GB 2.500%, 3/25/47	4,048	4,183
2019-13, FG (1 month LIBOR + 0.400%) 0.548%, 4/25/49(1)	14,790	14,944
FRESB Mortgage Trust
2016-SB16, A5F 1.830%, 4/25/21(1)	2,615	2,627
2015-SB6, A5 2.270%, 9/25/35(1)	4,300	4,306
2016-SB13, A5H 2.060%, 1/25/36(1)	17,122	17,146
2016-SB18, A5H 2.110%, 5/25/36(1)	3,802	3,807
	Par Value	Value
Agency—continued
2016-SB16, A5H 2.130%, 5/25/36(1)	$9,106	$9,118
2016-SB23, A5H 1.980%, 9/25/36(1)	1,714	1,724
2016-SB22, A7H 2.190%, 9/25/36(1)	766	788
2016-SB23, A7H 2.200%, 9/25/36(1)	9,214	9,466
2018-SB50, A5H 3.000%, 4/25/38(1)	993	1,024
2015-SB3, A5 (1 month LIBOR + 0.700%) 0.857%, 8/25/42(1)	317	317
2016-SB19, A5H 2.180%, 1/25/46(1)	1,876	1,880
Government National Mortgage Association
2003-57, FA (1 month LIBOR + 0.450%) 0.602%, 7/16/33(1)	3,843	3,861
2003-67, FP (1 month LIBOR + 0.900%) 1.056%, 8/20/33(1)	3,502	3,546
2004-38, FA (1 month LIBOR + 0.400%) 0.552%, 5/16/34(1)	5,234	5,245
2004-106, F (1 month LIBOR + 0.250%) 0.402%, 12/16/34(1)	4,219	4,206
2005-41, FC (1 month LIBOR + 0.300%) 0.456%, 5/20/35(1)	8,474	8,392
2005-84, FA (1 month LIBOR + 0.200%) 0.356%, 11/20/35(1)	4,754	4,742
2013-117, FH (1 month LIBOR + 0.350%) 0.506%, 6/20/39(1)	1,554	1,556
2014-4, KL 2.500%, 7/20/39	2,774	2,815
2013-124, F (1 month LIBOR + 0.400%) 0.556%, 8/20/39(1)	14,464	14,485
2009-88, FA (1 month LIBOR + 0.750%) 0.902%, 10/16/39(1)	7,069	7,182
2011-28, FG (1 month LIBOR + 0.500%) 0.656%, 12/20/40(1)	10,526	10,570
2012-36, LF (1 month LIBOR + 0.330%) 0.486%, 3/20/42(1)	1,749	1,753
2017-95, PG 2.500%, 12/20/45	1,548	1,594
2019-38, BA 2.500%, 8/20/48	15,449	15,775
2016-H22, FJ (1 month LIBOR + 0.390%) 0.545%, 10/20/66(1)	950	950
2017-H13, FJ (1 month LIBOR + 0.200%) 0.355%, 5/20/67(1)	29	29
2017-H24, FJ (1 month LIBOR + 0.250%) 0.405%, 10/20/67(1)	152	152
Government National Mortgage Association I
Pool #AC3667 1.660%, 8/15/26	1,192	1,222
Pool #778668 3.000%, 12/15/26	132	138
Pool #778776 3.000%, 1/15/27	170	179
Pool #AA8329 2.000%, 2/15/28	688	710
Pool #AF1057 2.000%, 7/15/28	259	269
Government National Mortgage Association II
Pool #4954 3.000%, 2/20/26	220	231

See Notes to Schedule of Investments

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #MA0299 2.500%, 8/20/27	$742	$768
Pool #MA0908 2.500%, 4/20/28	278	289
Pool #MA1132 2.000%, 7/20/28	10,750	11,077
NCUA Guaranteed Notes Trust
2010-R1, 1A (1 month LIBOR + 0.450%) 0.605%, 10/7/20(1)	946	946
2010-R2, 2A (1 month LIBOR + 0.470%) 0.625%, 11/5/20(1)	1,798	1,798
2010-R3, 1A (1 month LIBOR + 0.560%) 0.715%, 12/8/20(1)	16,581	16,585
Small Business Administration
Pool #510076 (PRIME minus 2.650%) 0.600%, 5/25/27(1)	3,616	3,598
Pool #510083 (PRIME minus 2.650%) 0.600%, 9/25/27(1)	1,200	1,193
Pool #510241 (PRIME minus 2.600%) 0.650%, 10/25/27(1)	3,828	3,814
Pool #510254 (PRIME minus 2.600%) 0.650%, 5/25/28(1)	7,622	7,590
Pool #510228 (PRIME minus 2.500%) 0.750%, 7/25/28(1)	1,080	1,078
Pool #510219 (PRIME minus 2.650%) 0.600%, 11/25/28(1)	3,725	3,702
Pool #510273 (PRIME minus 2.500%) 0.750%, 11/25/28(1)	6,979	6,959
Pool #510256 (PRIME minus 2.600%) 0.650%, 12/25/28(1)	7,640	7,610
Pool #510032 (PRIME minus 2.650%) 0.600%, 6/25/34(1)	3,232	3,209
		1,079,016

Total Mortgage-Backed Securities (Identified Cost $1,071,562)		1,079,016

Asset-Backed Security—1.5%
Student Loan—1.5%
NCUA Guaranteed Notes Trust 2010-A1, A (1 month LIBOR + 0.350%) 0.506%, 12/7/20(1)	17,285	17,287
Total Asset-Backed Security (Identified Cost $17,285)		17,287

Total Long-Term Investments—94.4% (Identified Cost $1,088,847)		1,096,303

	Shares	Value
Short-Term Investment—4.2%
Money Market Mutual Fund—4.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(2)	48,259,706	$48,260
Total Short-Term Investment (Identified Cost $48,260)		48,260

TOTAL INVESTMENTS—98.6% (Identified Cost $1,137,107)		$1,144,563
Other assets and liabilities, net—1.4%		16,478
NET ASSETS—100.0%		$1,161,041

Abbreviations:
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR30A	Secured Overnight Financing Rate 30 Day Average
SOFRRATE	Secured Overnight Financing Rate

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of September 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Security	$17,287	$—	$17,287
Mortgage-Backed Securities	1,079,016	—	1,079,016
Money Market Mutual Fund	48,260	48,260	—
Total Investments	$1,144,563	$48,260	$1,096,303
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
See Notes to Schedule of Investments

SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.